Annual Fund Operating Expenses	Jan. 28, 2026
State Farm Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
State Farm Growth Fund | State Farm Growth Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.15%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.12%
State Farm Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
State Farm Balanced Fund | State Farm Balanced Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.17%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.14%
State Farm Interim Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
State Farm Interim Fund | State Farm Interim Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.25%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	0.16%
State Farm Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
State Farm Municipal Bond Fund | State Farm Municipal Bond Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.19%	[4]
Fee Waiver or Reimbursement	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	0.16%

[1]	State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.12% until January 28, 2027. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[2]	State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.14% until January 28, 2027. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[3]	State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.16% until January 28, 2027. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[4]	The Total Annual Fund Operating Expenses may not equal the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.16% until January 28, 2027. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.